UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM N-CSR

CERTIFIED SHAREHOLDER REPORT OF REGISTERED MANAGEMENT INVESTMENT COMPANIES

Investment Company Act file number                                                     811-22478

                                                                      Bennett Group of Funds
(Exact name of registrant as specified in charter)

5335 Wisconsin Ave NW, Suite 500
                                                                      Washington, DC 20015
(Address of principal executive offices) (Zip code)

Dawn J. Bennett
5335 Wisconsin Ave NW, Suite 500
                                                                      Washington, DC 20015
 (Name and address of agent for service)

Registrant's telephone number, including area code:                                   (866)-286-2268

Date of fiscal year end:                    April 30

Date of reporting period:             April 30, 2012

Form N-CSR is to be used by management investment companies to file reports with the Commission not later than 10 days after the transmission to stockholders of any report that is required to be transmitted to stockholders under Rule 30e-1 under the Investment Company Act of 1940 (17 CFR 270.30e-1). The Commission may use the information provided on Form N-CSR in its regulatory, disclosure review, inspection, and policymaking roles.

A registrant is required to disclose the information specified by Form N-CSR, and the Commission will make this information public. A registrant is not required to respond to the collection of information contained in Form N-CSR unless the Form displays a currently valid Office of Management and Budget ("OMB") control number. Please direct comments concerning the accuracy of the information collection burden estimate and any suggestions for reducing the burden to Secretary, Securities and Exchange Commission, 100 F Street, NE, Washington, DC 20549. The OMB has reviewed this collection of information under the clearance requirements of 44 U.S.C. § 3507.

Item 1. Reports to Stockholders.

The Report to Shareholders is attached herewith.

Bennett Group of Funds

Bennett Conservative Fund Bennett Moderate Fund Bennett Growth Fund Bennett Aggressive Growth Fund

Annual Report April 30, 2012

BENNETT GROUP OF FUNDS

ANNUAL REPORT

i

Bennett Group of Funds
5335 Wisconsin Ave. NW, Suite 500
Washington,  DC 20015

June 2012

Dear Fellow Shareholders,

We will  remember  the Bennett  Funds’ inception year as one marred by many historical  “firsts.” Europe looks as if it is falling apart, the United States economy continues to get weaker and weaker and the market is reflecting every second of these changes and turning it into extreme market volatility. The markets hit four year highs before collapsing back down to levels from a year ago, U.S. Treasury Yields went to all-time  lows, and the dollar strengthened against the euro as investors speculate on the future for the currency.  The Debt Crisis continues to make history, pushing countries into default and reshaping the global banking  system. We manage the Bennett Funds during this challenging time with  an aversion to the risk of the U.S. and European markets. We firmly believe our strategy is the right one, and that it will be proven through performance as the truth about the magnitude of the U.S. and European problems come to light  and the market begins to act in a more logical manner.

In recognition of the fundamental problems in the U.S. and the Europe, in early 2012 we continued to build  out the Funds’ exposure to emerging  markets and to commodities.  We have continued to build  these positions during the year in addition to selective investments in treasuries and corporate bonds. We are confident that  our research and strategy will  pay off in 2012 and continue  to dedicate significant research to ensuring the Bennett Funds outperform in 2012.

Very respectfully,

Dawn Bennett

Chief Executive Officer

BENNETT GROUP OF FUNDS

MANAGEMENT’S  DISCUSSION AND ANALYSIS

The Bennett Conservative Fund	Period Ended April 30, 2012

This Fund seeks to provide capital preservation and, secondly, long-term capital appreciation by investing in global  asset classes. The Fund focuses on “New  Economic Era” asset classes such as Emerging Markets and Natural Resources.

Since inception on June 1, 2011 the Bennett Conservative Fund Class A Share produced a total  return  of -29.36%(1).  While we do not believe there is an adequate benchmark by which to measure the Fund’s perfor- mance, the S&P BRIC 40(2)  returned -12.88%, the Silver Commodity  Index(3)  returned -15.81%, the DBIQ Opti- mum Yield Diversified Commodity  Index(4)  returned -14.50%, the  S&P CIVETS 60(5)  returned -5.98%, and the Gold Commodity  Index(6)  returned 8.11%.

The Bennett Moderate Fund	Period Ended April 30, 2012

This Fund seeks to provide a balance of capital preservation and long-term capital appreciation by invest- ing in global  asset classes. The Fund focuses on “New  Economic Era” asset classes such as Emerging Markets and Natural Resources.

Since inception on June 1, 2011 the Bennett  Moderate Fund Class A Share produced  a total  return  of  –30.00%(1).  While we do not believe there is an adequate benchmark by which to measure the Fund’s perfor- mance, the S&P BRIC 40 returned -12.88%, the Silver Commodity  Index returned -15.81%, the DBIQ Optimum Yield Diversified Commodity Index Returned -14.50%, the S&P CIVETS 60 returned -5.98%, and the Gold Com- modity  Index returned 8.11%.

The Bennett Growth Fund	Period Ended April 30, 2012

This Fund seeks to provide long-term capital appreciation and, secondly, capital preservation by investing in global  asset classes. The Fund focuses on “New  Economic Era” asset classes such as Emerging Markets and Natural Resources.

Since inception on June 1, 2011 the  Bennett  Growth  Fund Class A Share produced  a total  return  of -29.84%(1).  While we do not believe there is an adequate benchmark by which to measure the Fund’s perfor- mance, the S&P BRIC 40 returned -12.88%, the Silver Commodity  Index returned -15.81%, the DBIQ Optimum Yield Diversified Commodity Index Returned -14.50%, the  S&P CIVETS 60 returned -5.98%, and the Gold Com- modity  Index returned 8.11%.

The Bennett Aggressive Growth Fund	Period Ended April 30, 2012

This Fund seeks to provide  long-term capital appreciation by investing  in global  asset classes. The Fund focuses on “New  Economic Era” asset classes such as Emerging Markets and Natural Resources.

Since inception on June 1, 2011 the Bennett Aggressive Growth Fund Class A Share produced a total return of -30.24%(1).  While we do not believe there is an adequate benchmark by which to measure the Fund’s per- formance, the S&P BRIC 40 returned -12.88%, the Silver Commodity  Index returned -15.81%, the DBIQ Opti- mum Yield Diversified Commodity  Index Returned -14.50%, the S&P CIVETS 60 returned-5.98%, and the Gold Commodity  Index returned 8.11%.

Key Performance Drivers

Commodities

Commodities  tumbled in the fourth quarter  of 2011 after  Gold and Silver hit all-time  highs and fell  on speculation about a U.S. recovery and a cessation the Federal Reserve’s easing efforts.  Additionally, as Europe grew weaker and weaker, Gold, for some reason, correlated  to the Euro driving  it down even further. Despite these setbacks, we continue  to own Gold and other  commodities  as safe-haven investments and we look to the asset classes to outperform in 2012. Further, we believe firmly,  that more monetary  easing will be neces- sary to help the U.S. economic troubles which will benefit Gold and other commodities.

Emerging Markets

In the first half of 2012 we expanded our Emerging Markets holdings to fifteen unique holdings and Aus- tralia. This makes up what we are referring to as the “Sweet Sixteen.” Our only minor regret in executing this strategy  is that  we did not  effect  it soon enough  and the Funds did not  capture all of the performance of these economies during  the first quarter  of 2012. We will  continue  to build  on these positions and believe that these economies, which are generally nations that are net-liquidity receivers, with strong natural resources, work forces, and exports, will greatly outperform the domestic market place going into the second half of the year.

The Funds’ Investment Strategy

The Funds are structured as funds of funds that invest substantially all of their assets in a diversified group of unaffiliated mutual  funds and exchange traded  funds (the “Underlying Funds”). These Underlying Funds will  represent a wide variety of asset classes and will  invest across various countries, regions, sectors, indus- tries, and securities. For example, the Underlying Funds in which the Conservative Series may invest will include those that invest in equity securities, convertible securities, fixed income securities (such as corporate and gov- ernment bonds), natural resources/commodities (such as precious metals and oil), real estate investment trusts and derivatives (such as futures, options or swap agreements). These investments may be made in both domes- tic and foreign markets, including emerging markets. By strategically  allocating the Conservative Series assets among a number of asset classes and Underlying Funds, the Adviser believes the Conservative Series’ overall risk and volatility may be reduced.

Current Investment Posture

It is an election year and a year in which the crisis in Europe is worsening  and the U.S. is growing weaker by the day; we cannot understate  the impact that  these factors will  have on market  volatility. We believe it will be necessary to position  the Funds cautiously this year and expect that going into the fourth quarter  we will need to reduce exposure to asset classes that may be at greatest risk to market volatility. We also believe there have been recent indicators that the market is “normalizing” and our investments are behaving as our fundamental analysis indicated  that  they should – commodities  as a safe haven and growing emerging  mar- kets are outperforming the U.S. and Europe. With  these factors in mind, we continue  to stick to the Funds investment  philosophy  of focusing on Natural  Resources and Emerging Markets and our New Economic Era approach to investing.
____________________
(1)
Total return includes reinvestment of dividends, if any, and any capital gains. Total return does not take into consideration the maximum  initial sales charges of the Class A. Had these charges been reflected,  returns would  have been lower.  Past performance does not guarantee  future results. Share prices and the invest- ments in the funds fluctuate in value, therefore, there  can be no guarantee  an investor  will  receive the amount  they invested upon redemption as fund shares may be worth more or less than their original costs.

(2)
The S&P BRIC 40 Index is designed to offer  exposure to four  emerging  markets: Brazil, Russia, India, and China. Known as the BRIC countries, they are actively watched by investors in recognition of their potential to move from emerging  market status to developed market. Unlike a mutual  fund, the performance of an index assumes no taxes, transaction  costs, investment  advisory fees or other expenses.

(3)
The Silver Commodity  Index measures the movement of the spot price of Silver over a given period of time. Unlike a mutual fund, the performance of an index assumes no taxes, transaction costs, investment advisory fees or other expenses.

(4)
The DBIQ Optimum Yield Diversified  Commodity  Index Excess Return is a rules-based index composed of futures contracts on 14 commodities drawn from the Energy, Precious Metals, Industrial Metals and Agricul- ture sectors. Unlike a mutual fund, the performance of an index assumes no taxes, transaction costs, invest- ment advisory fees or other expenses.

(5)
The S&P CIVETS 60 provides exposure to 60 leading companies from  Colombia, Indonesia, Vietnam, Egypt, Turkey and South Africa through 10 liquid  stocks trading on each respective domestic exchange. These six countries are second generation emerging  markets characterized by dynamic, rapidly changing economies and young,  growing populations. Unlike  a mutual  fund,  the performance of an index assumes no taxes, transaction  costs, investment  advisory fees or other expenses.

(6)
The Gold Commodity  Index measures the movement  of the spot price of Gold over a given period of time. Unlike a mutual fund, the performance of an index assumes no taxes, transaction costs, investment advisory fees or other expenses.

This commentary may include statements that constitute forward-looking statements under the U.S. securities laws. Forward-looking statements include, among other things, projections, estimates, and infor- mation about possible or future results related to The Bennett Group of Funds, market or regulatory devel- opments. The views expressed above are not guarantees of future performance or economic results and involve certain risks, uncertainties and assumptions that could cause actual outcomes and results to differ materially from the views expressed herein. The views expressed above are subject to change at any time based upon economic, market, or other conditions and Bennett Group Financial Services, LLC undertakes no obligation to update the views expressed herein. Any discussions of specific securities should not be considered a recom- mendation to buy or sell those securities. The views expressed above (including any forward-looking state- ment) may not be relied upon as investment advice or as an indication of The Bennett Group of Funds trad- ing intent.

BENNETT GROUP OF FUNDS

DISCLOSURE OF FUND  EXPENSES
(Unaudited)

The following Expense Table is shown so that you can understand  the impact of fees on your investment. All mutual funds have operating expenses. As a shareholder of the fund, you incur ongoing costs, which include costs for portfolio  management, administrative services, and shareholder  reports, among others. Operating expenses, legal and audit services, which are deducted from a fund’s gross income, directly reduce the investment return  of the fund.  A fund’s expenses are expressed as a percentage  of its average net assets. This figure  is known  as the expense ratio. The following examples are intended to help you understand  the ongoing costs, in dollars, of investing in the fund and to compare these costs with those of other mutual funds. The examples are based on an investment  of $1,000 made at the beginning of the period  shown and held for the entire period from November 1, 2011 to April 30, 2012.

The Expense Table below illustrates your fund’s costs in two ways.

Actual Fund Return

This section helps you to estimate the actual expenses after fee waivers that you paid over the period. The “Ending Account Value” shown is derived from the fund’s actual return and “Expenses Paid During Period” reflects the dollar amount that would have been paid by an investor who started with $1,000 in the fund.  You may use the information here, together with  the amount  you invested, to estimate the expenses that you paid over the period.

To do so, simply divide your account value by $1,000 (for example, a $7,500 account value divided  by $1,000 = 7.5), then multiply the result by the number given for your fund under the heading “Expenses Paid During Period.”

Hypothetical Example for Comparison Purposes

This section is intended to help you compare your fund’s costs with  those of other  mutual  funds. The hypothetical “Ending Account Value”  and “Expenses Paid During  Period”  are derived from  the fund’s actual expense ratio and an assumed 5% annual rate of return before expenses. In this case, because the return  used is not the fund’s actual return,  the results do not apply to your investment.  The example is useful in making comparisons because the SEC requires all mutual funds to calculate expenses based on a 5% annual rate of return.  You can assess your fund’s costs by comparing  this hypothetical example with  the hypothetical examples that appear in shareholder reports of other funds.

Please note that the expenses shown in the table are meant to highlight and help you compare ongoing costs only and do not reflect any transactional costs, such as sales charges (loads) on purchase payments, if any. In addition, if these transactional costs were included, your costs would  have been higher. The “Annualized Expense Ratio”  represents the actual expenses for the period indicated.

EXPENSE TABLE

	Beginning	Ending		Expenses
	Account	Account	Annualized	Paid
	Value	Value	Expense	During
Class A Shares	11/01/11	04/30/12	Ratio	Period*
Bennett Conservative Fund

Actual Fund Return	$1,000.00	$774.56	0.93%	$4.10
Hypothetical 5% Annual Return	$1,000.00	$1,020.24	0.93%	$4.67

Bennett Moderate Fund
Actual Fund Return	$1,000.00	$768.89	0.93%	$4.09
Hypothetical 5% Annual Return	$1,000.00	$1,020.24	0.93%	$4.67

DISCLOSURE OF FUND EXPENSES
CONTINUED

	Beginning	Ending		Expenses
	Account	Account	Annualized	Paid
	Value	Value	Expense	During
Class A Shares	11/01/11	04/30/12	Ratio	Period*
Bennett Growth Fund
Actual Fund Return	$1,000.00	$770.65	0.95%	$4.18
Hypothetical 5% Annual Return	$1,000.00	$1,020.14	0.95%	$4.77

Bennett Aggressive Growth Fund
Actual Fund Return	$1,000.00	$766.25	0.96%	$4.22
Hypothetical 5% Annual Return	$1,000.00	$1,020.09	0.96%	$4.82
____________________
*
Expenses are equal to the fund’s  annualized  expense ratio,  net of applicable  fee waivers, for  the period November 1, 2011 to April 30, 2012, multiplied by the average account value over the period, multiplied by the number of days in the most recent six-month  period (182), then divided  by the number of days in the year (366) to reflect the six-month period. Each of the Funds is a Feeder Fund. The expenses shown reflect the direct expenses of each of the Feeder Funds and the indirect  payment of the Feeder Funds’ portion of the expenses of its respective Master Series. The Master series expenses exclude the expenses of the underlying funds in which the Fund invests.

BENNETT GROUP OF FUNDS

DISCLOSURE OF PORTFOLIO HOLDINGS
(Unaudited)

The SEC requires that all funds file a complete Schedule of Investments with the SEC for their first and third fiscal quarters on Form N-Q. For the Bennett Group of Funds, this would be for the fiscal quarters ending January 31 and July 31. The Form N-Q filing must be made within 60 days of the end of the quarter.  Bennett Group of Funds filed  its most recent Form N-Q with  the SEC on March 27, 2012. It is available upon request, without charge, by calling collect: (855) 606-8290 or by mailing  a request to Bennett Group of Funds, 5335 Wisconsin Ave. NW, Suite 500, Washington, D.C. 20015, or by visiting the SEC’s website at http://www.sec.gov, or they may be reviewed and copied at the SEC’s Public Reference Room in Washington, D.C. (call 1-800-732-0330 for information on the operation of the Public Reference Room).

PORTFOLIO HOLDINGS

The SEC requires that  all funds present their  categories of portfolio holdings  in a table, chart or graph format in their annual and semi-annual shareholder reports, whether or not a Schedule of Investments is utilized. The following table, which presents portfolio holdings as a percent of total investments is provided in compliance with  such requirement.

The categories of industry classification for the Affiliated Investment Company are represented in the Disclosure of Portfolio Holdings, which are included elsewhere within the report. Refer to the Consolidated Schedules of Investments for the underlying Master Funds’ holdings which reflect the investments by category.

Affiliated Investment Company(1)
Bennett Conservative Fund	100.0%
Bennett Moderate Fund	100.0%
Bennett Growth Fund	100.0%
Bennett Aggressive Growth Fund	100.0%
(1)See Note A in Notes to Financial Statements.

BENNETT GROUP OF FUNDS
STATEMENTS OF ASSETS AND LIABILITIES
April 30, 2012

	Bennett Conservative Fund	Bennett Moderate Fund(1)	Bennett Growth Fund	Bennett Aggressive Growth Fund(1)
Assets:
Investments in affiliated investment companies,
at value(2)	$38,972	$40,652	$47,778	$40,490
Receivables:
Receivable from investment adviser	9,799	9,733	12,225	9,716
Prepaid expenses	13,327	11,327	13,327	11,326
Total assets	62,098	61,712	73,330	61,532

Liabilities:
Payables:
Accounting fees	4,149	4,147	4,147	4,147
Audit Fees	5,957	5,945	6,155	5,942
Legal Fees	1,631	1,628	1,685	1,627
12b-1 fees - Class A	9	9	11	9
Transfer agent fees	6,898	6,897	8,346	6,897
Other	813	811	840	810
Total liabilities	19,457	19,437	21,184	19,432
Net Assets	$42,641	$42,275	$52,146	$42,100

Net Assets Consist of:
Paid-in capital	$53,531	$53,532	$63,531	$53,531
Undistributed net investment loss	(9)	(25)	(51)	(70)
Accumulated net realized loss on investments	(9,599)	(9,916)	(9,874)	(10,005)
Net unrealized depreciation on investments	(1,282)	(1,316)	(1,460)	(1,356)
Net Assets	$42,641	$42,275	$52,146	$42,100

Class A Shares
Shares of common stock outstanding	4,827	4,832	5,944	4,827
Net asset value and redemption price per share	$8.83	$8.75	$8.77	$8.72
Maximum offering price per share(3)	$9.37	$9.28	$9.31	$9.25
Maximum sales charge per share	5.75%	5.75%	5.75%	5.75%
____________________
(1)	Liquidation basis.
(2)	See Note A in Notes to Financial Statements.
(3)	Net asset value divided by (100% less maximum sales charge), adjusted to nearest cent.

See accompanying Notes to Financial Statements.

BENNETT GROUP OF FUNDS
STATEMENTS OF OPERATIONS
FOR THE PERIOD ENDED JUNE 1, 2011(a)  TO  APRIL 30, 2012

	Bennett Conservative Fund	Bennett Moderate Fund(1)	Bennett Growth Fund	Bennett Aggressive Growth Fund(1)
Investment Income/(Loss)
Net Investment Income Allocated from Affiliated Investment Company:
Dividends	$5	$6	$8	$9
Interest	124	107	95	67
Expenses(2)	(55,076)	(55,018)	(55,749)	(54,996)
Total Net Investment Loss Allocated from Affiliated Investment Company	(54,947)	(54,905)	(55,646)	(54,920)
Fund Expenses
Administrative services fees	81	81	84	81
Accounting fees	23,054	23,049	23,047	23,047
Audit fees	5,957	5,945	6,156	5,942
Legal fees	3,488	3,484	3,540	3,481
Transfer agent fees	31,319	31,319	32,768	31,319
12b-1 fees - Class A	81	81	84	81
Registration fees	8,094	8,094	8,094	8,094
Trustees’ fees	8,151	8,146	8,168	8,144
Reports to Shareholders	2,974	2,970	2,998	2,974
Miscellaneous expenses	411	410	410	410
Total Expenses	83,610	83,579	85,349	83,573
Less fees waived	(138,385)	(138,297)	(140,781)	(138,260)
Net Expenses	(54,775)	(54,718)	(55,432)	(54,687)
Net Investment Loss	(172)	(187)	(214)	(233)
Net Realized and Unrealized Gain (Loss) Allocated from Affiliated Investment Company
Net Realized Gain Loss on:
Investments	(9,655)	(9,972)	(9,930)	(10,061)
Change in Unrealized Depreciation of:
Investments	(1,282)	(1,316)	(1,460)	(1,356)
Net Realized and Unrealized Loss Allocated from Affiliated Investment Company	(10,937)	(11,288)	(11,390)	(11,417)
Net Decrease in Net Assets Resulting from Operations	$(11,109)	(11,475)	(11,604)	(11,650)
____________________
(a)	Commencement of Operations.
(1)	Liquidation basis.
(2)	Expenses net of fee waivers allocated from respective Master Series of $16, $16, $16 and $16, respectively.

See accompanying Notes to Financial Statements.

BENNETT GROUP OF FUNDS
STATEMENTS OF CHANGES IN NET ASSETS

				Bennett Aggressive Growth Fund(1)
	Bennett Conservative Fund	Bennett Moderate Fund(1)	Bennett Growth Fund

	For the Period	For the Period	For the Period	For the Period
	June 1,	June 1,	June 1,	June 1,
	2011(a) to	2011(a) to	2011(a) to	2011(a) to
	April 30,	April 30,	April 30,	April 30,
	2012	2012	2012	2012
Increase (Decrease) in Net Assets
Operations:
Net investment loss	$(172)	$(187)	$(214)	$(233)
Net realized loss on investments	(9,655)	(9,972)	(9,930)	(10,061)
Net change in unrealized depreciation on
investments	(1,282)	(1,316)	(1,460)	(1,356)
Net decrease in net assets resulting from
operations	(11,109)	(11,475)	(11,604)	(11,650)
Capital Share Transactions (1):
Proceeds from sale of Class A shares	53,750	53,750	63,750	53,750
Net increase in net assets from capital
share transactions	53,750	53,750	63,750	53,750
Net increase in net assets	42,641	42,275	52,146	42,100
Net Assets:
Beginning of period	—	—	—	—
End of period*	$42,641	$42,275	$52,146	$42,100
(1) Shares Issued:
Shares issued - Class A	4,827	4,832	5,944	4,827
Net increase from shares issued and
redeemed	4,827	4,832	5,944	4,827
* Including accumulated net investment loss
of:	$(9)	$(25)	$(51)	$(70)
____________________
(a)	Commencement of Operations.
(1)	Liquidation basis.

See accompanying Notes to Financial Statements.

BENNETT GROUP OF FUNDS
FINANCIAL HIGHLIGHTS
(for a share outstanding throughout each period)

	Class A Shares
	Bennett Conservative Fund	Bennett Moderate Fund(1)	Bennett Growth Fund	Bennett Aggressive Growth Fund(1)
	For the Period	For the Period	For the Period	For the Period
	June 1,	June 1,	June 1,	June 1,
	2011(a) to	2011(a) to	2011(a) to	2011(a) to
	April 30,	April 30,	April 30,	April 30,
	2012	2012	2012	2012

Net Asset Value, Beginning of Period	$12.50	$12.50	$12.50	$12.50
Income (Loss) from Investment Operations
Net Investment Income (Loss)(A)	(0.05)	(0.05)	(0.06)	(0.07)
Net Gains (Losses) on Securities (Realized and
Unrealized)	(3.62)	(3.70)	(3.67)	(3.71)
Total from Investment Operations	(3.67)	(3.75)	(3.73)	(3.78)
Less Distributions From
Net Investment Income	—	—	—	—
Net Realized Gains	—	—	—	—
Total Distributions	—	—	—	—
Net Asset Value, End of Period	$8.83	$8.75	$8.77	$8.72
Total Return(B)(C)	(29.36)%	(30.00)%	(29.84)%	(30.24)%
Net Assets, End of Period (thousands)	$43	$42	$52	$42
Ratios to average net assets:
Ratio of Expenses(D)(E)(F)	0.93%	0.93%	0.95%	0.96%
Ratio of Expenses(Excluding Waivers and Assumption of
Expenses and/or Recovery of Previously Waived
Fees(D)(E)(F)	429.52%	430.15%	422.92%	430.27%
Ratio of Net Investment Income(D)	(0.53)%	(0.58)%	(0.64)%	(0.72)%
____________________
(a)	Commencement of Operations.
(1)	Liquidation basis.
(A)	Computed using average shares outstanding.
(B)	Non-Annualized
(C)	Total return excludes sales charge.
(D)	Annualized
(E)	Represents the combined ratios for the respective Fund and its respective pro-rata share of its Master Series.
(F)	Because of commencement of operations and related preliminary transaction costs, these ratios are not necessarily indicative of future ratios.

See accompanying Notes to Financial Statements.

BENNETT GROUP OF FUNDS

NOTES TO FINANCIAL STATEMENTS

A. Organization:

The Bennett Conservative Fund, Bennett Moderate Fund, Bennett Growth  Fund and Bennett Aggressive Growth Fund (each, a “Fund” and collectively, the “Funds”) each is a series of the Bennett Group of Funds (the “Trust”). The Trust is an open-end  investment  management company established under  Delaware  law as a statutory trust on September 15, 2010. The Trust’s Agreement and Declaration  of Trust permits the Trust to offer separate series (“funds”) of beneficial interest (“shares”). The Trust reserves the right to create and issue shares of additional funds. Each Fund’s portfolio of assets is “non-diversified” as defined  by the Investment Company Act of 1940, as amended (“1940 Act”).

Each Fund is a feeder fund that pursues its investment objective by investing substantially all of its assets in a corresponding  master fund under a “master-feeder” structure. The master funds in which the Funds invest are, correspondingly, the Bennett Conservative Series, Bennett Moderate Series, Bennett Growth  Series, and Bennett Aggressive Growth  Series (the “Master Series”), each is a series of the Bennett Group Master Funds. The Master Series are fund of funds that invests their assets in a diversified group of unaffiliated mutual funds and exchange-traded funds (the “Underlying Funds”). These Underlying Funds will represent a wide variety of asset classes and will invest across various countries, regions, sectors, industries, and securities. These investments may be made in both domestic and foreign markets, including emerging  markets. By strategically  allocating the Master Series’ assets among a number of asset classes and Underlying Funds, Bennett Group Financial Services, LLC (the “Adviser”) believes the Master Series’ overall risk and volatility may be reduced. At April 30, 2012, the percentage of each Fund’s ownership  in its respective Series was as follows:

Funds	Master Series	Percentage of Ownership at 04/30/12*
Bennett Conservative Fund	Bennett Conservative Series	99.9%
Bennett Moderate Fund	Bennett Moderate Series	99.9%
Bennett Growth Fund	Bennett Growth Series	99.9%
Bennett Aggressive Growth Fund	Bennett Aggressive Growth Series	99.9%

* The remaining percentage reflects Bennett Group Financial Services, LLC ownership in the respective Master

Series.

The consolidated financial statements of the Master Series, including the consolidated schedules of investments, are included elsewhere in this report and should be read in conjunction with the financial statements of the Funds.

The Trust has authorized and allocated to the Funds an unlimited number of shares of beneficial  interest with  no par value to the Funds’ Shares. Each Fund offers Class A Shares and Class R Shares. Class A Shares have a maximum  up-front sales charge of 5.75% as a percentage  of the original purchase price. Purchases of $1 million or more in Class A Shares will not be subject to an up-front sales charge. Class R Shares have no up-front sales charge.

B. Significant  Accounting Policies:

The preparation of financial  statements in accordance with  U.S. generally accepted accounting  principles (“U.S. GAAP”) requires management to make estimates and assumptions that  affect  the reported amounts and disclosure in the financial statements. Actual results could differ from those estimates and those differences could be material.

1. Security Valuation:   The Funds utilize  a fair value hierarchy which prioritizes the inputs to valuation techniques used to measure fair value into three broad levels described below:

• Level 1 – quoted prices in active markets for identical securities

• Level 2 – other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.)

• Level 3 – significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments)

Each Fund’s investment  reflects its proportionate interest in the net assets of its respective Master Series. The valuations are classified as Level 1 in the hierarchy.

In calculating  the net asset value (“NAV”), each Master Series generally values its investment  portfolio at market price. If market prices are not readily available or the Adviser reasonably believes that they are unreliable, such as in the case of a security value that has been materially affected  by events occurring after the relevant market closes, the Master Series is required  to price those securities at fair value as determined in good faith using methods approved by the Board of Trustees of the Master Series. The Board has delegated to the Adviser, subject to the Board’s continuing oversight, the implementation of the methods used to fair value a security. The Master Series’ determination of a security’s fair value price often  involves the consideration of a number of subjective factors, and is therefore subject to the unavoidable risk that the value that a Master Series assigns to a security may be higher or lower than the security’s value would  be if a reliable market quotation for the security was readily available.

With respect to any non-U.S. securities held by a Master Series, the Master Series may take factors influencing specific markets or issuers into consideration in determining the fair value of a non-U.S. security. International securities markets may be open on days when the U.S. markets are closed. In such cases, the value of any international securities owned by the Master Series may be significantly affected  on days when investors cannot buy or sell shares. In addition, due to the difference in times between the close of the international markets and the time the Master Series prices its shares, the value the Master Series assigns to securities generally  will  not be the same as the quoted or published prices of those securities on their primary markets or exchanges. In determining fair value prices, the Master Series may consider the performance of securities on their  primary  exchanges, foreign currency appreciation/depreciation, securities market movements in the U.S., or other relevant information as related to the securities.

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with  investing in those securities.

2. Investment Transactions, Investment Income and Expenses: For financial reporting purposes, contributions to and withdrawals from the Master Series are accounted for on a trade basis. Each Fund records daily its proportionate share of its respective Master Series’ income, expenses and realized and unrealized gains and losses. In addition, each Fund accrues its own expenses. Expenses arising in connection  with  a Fund are charged directly to that Fund. Expenses common to all Funds are generally allocated to each Fund in proportion to their  relative net assets. Each Class of shares bears its pro-rata portion of expenses attributable to its Class, except that each Class separately bears expenses related specifically to that Class, such as 12b-1 fees. Income and realized and unrealized gains and losses are allocated daily to each class based on its relative net assets.

3. Dividends and Distributions to Shareholders:  Each Fund expects to declare and distribute all of its net investment  income, if any, to shareholders as dividends annually.  Each Fund will  distribute net realized capital gains, if any, at least annually.

C. Investment Advisory Agreement and Other Related Party Transactions:

1. Investment Adviser:  The Trust, on behalf of the Funds, has entered into an administrative agreement (the  “Administrative Services Agreement”) with  the  Adviser dated  March 1, 2011. Under the  terms of the Administrative Services Agreement, the Adviser provides certain administrative services for the Funds. As compensation for the administrative services rendered under the Administrative Services Agreement, the Trust, on behalf of each Fund, shall pay the Adviser from each Fund’s respective assets at an annual rate of 0.25%, as a percentage of each Fund’s average daily net assets. The Administrative Services Agreement may be terminated without penalty on 60 days’ notice by the Trust or by the Adviser.

The Adviser has entered into an agreement with  the Trust, whereby the Adviser has contractually agreed to waive and/or reimburse fees and/or expenses in order to limit  Total Annual Fund Operating Expenses After Fee Waivers and/or Expense Reimbursements of the Bennett Conservative Fund, Bennett Moderate Fund, Bennett Growth Fund, and Bennett Aggressive Growth Fund (including the expenses each Fund bears as a shareholder of its Master Series, but excluding acquired fund fees and expenses, Rule 12b-1 fees, interest, taxes, and non-routine or extraordinary expenses) as a percentage of average daily net assets as shown in the table below. The agreement will remain in effect through May 31, 2012. Pursuant to its expense limitation agreement with  the Funds, the Adviser is entitled to recoup any fees that  it waived and/or Fund expenses that  it paid for a period  of three years following such fee waivers and expense payments, to the extent that  such recoupment by the Adviser will not cause the Fund to exceed any applicable expense limitation that was in place for the Fund when the fees were waived or expenses were paid. These waivers and reimbursements may be terminated only by mutual agreement  of the Adviser and the Fund.

Funds	Expense Limits	Recovery of Previously Waived Fees/ Expenses Assumed	Previously Waived Fees/ Expenses Assumed Subject fo Future Recovery
Bennett Conservative Fund	0.68%	$—	$138,385
Bennett Moderate Fund	0.68%	—	138,297
Bennett Growth Fund	0.70%	—	140,781
Bennett Aggressive Growth Fund	0.71%	—	138,260

Certain organizational expenses for the Funds were paid by the Adviser and are not subject to recoupment.

2. Distribution and Service Fees:  Pursuant to Rule 12b-1 under the 1940 Act, the Trust has adopted Class A and Class R Distribution and Service (12b-1) Plans (the “Plans”), which are applicable to each Fund. The Plans permit the Funds to pay for certain distribution, promotional, and related expenses involved in the marketing of Fund shares. Pursuant to the Plans, the Funds may pay the Distributor and Adviser a fee, not  to exceed 0.25% in the aggregate  of each Fund’s respective average daily net assets on an annual basis, for marketing activities (“Marketing Services”). Marketing Services include, among other things, the preparation and distribution of advertisements, sales literature and prospectuses and reports used for sales purposes, as well as compensation related to sales and marketing personnel and payments to dealers and others for marketing related services. The fee may also be used to compensate dealers and others that  have entered  into  an agreement  with  the Distributor or the Adviser for Marketing Services.

3. Fees Paid to Trustees and Officers:  Certain Trustees and Officers of the Adviser are also Trustees and Officers of the Trust. Only the Independent Trustees receive compensation  from the Trust. Each Independent Trustee receives $10,000 from the Trust annually.

4. Other Service Providers:  On behalf of the Funds, the Trust has entered into an Administration and Accounting Service Agreement with  BNY Mellon  Investment Servicing (US) Inc., to provide administrative and fund accounting services and to act as Transfer and Shareholder Services Agent under a Transfer Agency Service Agreement. The Trust has also entered into a Custody Services Agreement with The Bank of New York Mellon, to serve as Custodian and an Underwriting Agreement with Foreside Fund Services, LLC, to serve as the principal underwriter and distributor for the Trust.

D. Federal Income Taxes:

Each Fund intends to elect and qualify  each year as a regulated investment company under Subchapter M of the Internal Revenue Code of 1986, as amended, for federal income tax purposes and to distribute substantially all of its taxable income and net capital gains to shareholders. Accordingly,  no provision has been made for federal income taxes.

“Accounting for Uncertainty in Income Taxes” sets forth a minimum threshold for financial statement recognition of the benefit of a tax position  taken or expected to be in a tax return.  Management has analyzed the Funds’ tax position and has concluded that no provision for income tax is required in the Funds’ financial statements. The Funds are not aware of any tax position for which it is reasonably possible that the total amounts of unrecognized tax benefits will significantly change in the next twelve months.

At April 30, 2012, capital contributions, accumulated undistributed net investment income and accumulated net realized gain (loss) from investments have been adjusted for current period permanent book/tax differences which arose principally from net operating losses and differing book/tax treatments of certain expenses. These reclassifications had no effect on net assets or net asset value per share. The following amounts were reclassified within the capital accounts.

	Increase (Decrease) Paid-In Capital	Increase (Decrease) Undistributed Net Investment Income	Increase (Decrease) Accumulated Net Realized Gains (Losses)
Bennett Conservative Fund	(219)	163	56
Bennett Moderate Fund	(218)	162	56
Bennett Growth Fund	(219)	163	56
Bennett Aggressive Growth Fund	(219)	163	56

The Funds did not declare or pay dividends or distributions during  the year ended.

At April 30, 2012, the components of distributable earnings (accumulated losses) were as follows:

	Capital Loss Carryforward	Late Year Loss Deferrals	Net Unrealized Appreciation (Depreciation)	Total Net Distributable Earnings/ (Accumulated Loss)
Bennett Conservative Fund	$(1,412)	$(4,971)	$(4,507)	$(10,890)
Bennett Moderate Fund	(1,443)	(5,262)	(4,552)	(11,257)
Bennett Growth Fund	(1,460)	(4,644)	(5,281)	(11,385)
Bennett Aggressive Growth Fund	(1,460)	(5,404)	(4,567)	(11,431)

For federal income tax purposes, the Fund measures its capital loss carryforwards annually at April 30, its fiscal year end. Capital loss carryforwards may be carried forward and applied  against future capital gains. At April 30, 2012, the following Funds had capital loss carryforwards available to offset future realized capital gains:

	Short-Term Capital Loss Carryforward	Long-Term Capital Loss Carryforward	Total Capital Loss Carryforward
Bennett Conservative Fund	$(1,412)	$—	$(1,412)
Bennett Moderate Fund	(1,443)	—	(1,443)
Bennett Growth Fund	(1,460)	—	(1,460)
Bennett Aggressive Growth Fund	(1,460)	—	(1,460)

Under the recently enacted Regulated Investment Company Modernization Act of 2010, Funds are permitted to carry forward capital losses incurred in taxable years beginning after December 22, 2010, for an unlimited period. Post-enactment capital losses that are carried forward will retain their character as either short-term or long-term capital.

For federal income tax purposes, late year loss deferrals, which will reverse in 2013, were as follows as of April 30, 2012:

	Late Year Ordinary Loss Deferral	Short-Term Capital Loss Deferral	Long-Term Capital Loss Deferral	Total Late Year Loss Deferrals
Bennett Conservative Fund	$(12)	$(4,922)	$(37)	$(4,971)
Bennett Moderate Fund	(28)	(5,197)	(37)	(5,262)
Bennett Growth Fund	(52)	(4,555)	(37)	(4,644)
Bennett Aggressive Growth Fund	(72)	(5,295)	(37)	(5,404)

At April 30, 2012, the total cost and aggregate gross unrealized appreciation and (depreciation) of securities for federal income tax purposes were different from amounts reported for financial  reporting purposes:

	Federal Tax Cost	Unrealized Appreciation	Unrealized (Depreciation)	Net Unrealized Appreciation (Depreciation)
Bennett Conservative Fund	$43,479	$329	$(4,836)	$(4,507)
Bennett Moderate Fund	45,204	359	(4,911)	(4,552)
Bennett Growth Fund	53,059	374	(5,655)	(5,281)
Bennett Aggressive Growth Fund	45,057	358	(4,925)	(4,567)

The difference between book basis and tax-basis unrealized appreciation (depreciation) is primarily attributable to the tax deferral of losses on wash sales and basis adjustments on holdings in the corresponding master fund.

E. Indemnifications;  Contractual Obligations:

Under the Trust’s organizational documents, its officers and directors are indemnified against certain liabilities arising out of the performance of the duties to the Fund.

In the normal course of business, the Funds enter into contracts that contain a variety of representations and warranties which provide general indemnification. The Funds’ maximum exposure under these arrangements is unknown as this would involve future claims that may be made against the Funds and/or their affiliates that have not yet occurred. However, based on experience, the Funds expect the risk of loss to be remote.

F. Subsequent  Event Evaluations:

Management has evaluated the impact of all subsequent events on the Funds and has determined that the following subsequent event requires recognition or disclosure in the financial  statements.

On May 15, 2012, the Board of Trustees (the “Board”) of Bennett Group of Funds and Bennett Group Master Funds adopted  a Plan of Liquidation to cease operations  of the Bennett Moderate Fund, Bennett Aggressive Growth  Fund, Bennett Moderate Series and Bennett Aggressive Growth  Series (each, a “Liquidating Fund”). Prior to May 30, 2012, all of the assets of the Liquidating Funds will be liquidated completely,  each investor’s shares will be redeemed at net asset value on the date of liquidation, and the Liquidating Funds will then be terminated. In connection with the liquidation, the Liquidating Funds adopted the liquidation basis of accounting, which among other things, requires the Liquidating Funds to record assets and liabilities at their net realizable value and to provide estimated costs of liquidating the Liquidating Funds to the extent that they are reasonably determinable.

Effective May 15, 2012, the Liquidating Funds no longer  accepted orders from  new investors or existing shareholders to purchase shares.

REPORT OF INDEPENDENT  REGISTERED PUBLIC ACCOUNTING FIRM

To the Board of Trustees and Shareholders of
Bennett Conservative Fund, Bennett Moderate Fund, Bennett Growth Fund and Bennett Aggressive Growth Fund of the Bennett Group of Funds:

We have audited the accompanying statements of assets and liabilities of Bennett Conservative Fund, Bennett Moderate Fund (in liquidation), Bennett Growth  Fund and Bennett Aggressive Growth  Fund (in liquidation) (four of the funds constituting the Bennett Group of Funds) (the “Funds”) as of April 30, 2012, and the related statements of operations,  the statements of changes in net assets, and the financial  highlights for the period June 1, 2011 (commencement of operations) through April 30, 2012. These financial statements and financial highlights are the responsibility of the Funds’ management.  Our responsibility is to express an opinion on these financial  statements and financial  highlights based on our audits.

We conducted our audits in accordance with  the standards of the Public Company Accounting Oversight Board (United States). Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial  statements and financial  highlights are free of material  misstatement.   We were not engaged to perform an audit of the Funds’ internal control  over financial reporting. Our audits included consideration of internal control  over financial  reporting as a basis for designing  audit  procedures that  are appropriate in the circumstances, but not for the purpose of expressing an opinion on the effectiveness of the Funds’ internal control over financial reporting. Accordingly, we express no such opinion. An audit also includes examining,  on a test basis, evidence supporting the amounts and disclosures in the financial  statements and financial highlights, assessing the accounting principles used and significant estimates made by management, as well as evaluating the overall financial statement presentation. We believe that our audits provide a reasonable basis for our opinion.

As discussed in Note F to the Financial Statements, the Board of Trustees has approved the liquidation of the Bennett Moderate Fund and Bennett Aggressive Growth Fund effective May 15, 2012. As a result, the basis of accounting  for the Bennett Moderate Fund’s and Bennett Aggressive Growth  Fund’s financial  statements has changed from a going concern to the liquidation basis of accounting.

In our opinion, the financial statements and financial highlights referred to above present fairly, in all material respects, the financial  position  of the above listed Funds at April 30, 2012, the results of their operations,  the changes in their net assets, and their financial highlights for the period June 1, 2011 (commencement of operations) through April 30, 2012, in conformity with  U.S. generally accepted accounting  principles and with  respect to the Bennett Moderate Fund and Bennett Aggressive Growth  Fund presented on the basis as described in the preceding paragraph.

Philadelphia,  Pennsylvania
June 28, 2012

BENNETT GROUP MASTER FUNDS

CONSOLIDATED  DISCLOSURE OF PORTFOLIO HOLDINGS
(Unaudited)

The SEC requires that all Funds file a complete Schedule of Investments with the SEC for their first and third fiscal quarters on Form N-Q. For the Bennett Group Master Funds, this would  be for the fiscal quarters ending January 31 and July 31. The Form N-Q filing must be made within 60 days of the end of the quarter.  Bennett Group Master Funds filed its most recent Form N-Q with the SEC on March 27, 2012. It is available upon request, without charge, by calling collect: (855) 606-8290 or by mailing a request to Bennett Group Master Funds, 5335 Wisconsin Ave. NW, Suite 500, Washington,  D.C. 20015, or by visiting the SEC’s website at http://www.sec.gov, or they may be reviewed and copied at the SEC’s Public Reference Room in Washington, D.C. (call 1-800-732-0330 for information on the operation of the Public Reference Room).

PORTFOLIO HOLDINGS

The SEC requires that  all funds present their  categories of portfolio holdings  in a table, chart or graph format in their annual and semi-annual shareholder reports, whether or not a Schedule of Investments is utilized. The following table, which presents portfolio holdings  as a percent of total  investments before  short-term investments is provided  in compliance with  such requirement. The categories shown below  represent broad industry sectors. Each industry sector consists of one or more specific industry classifications.

Bennett Conservative Series		Bennett Growth Series
Asset Allocation Fund	3.6%	Asset Allocation Fund	2.8%
Commodity Funds	18.2%	Commodity Funds	21.6%
Equity Funds	40.7%	Equity Funds	54.6%
U.S. Treasury Obligations	37.5%	U.S. Treasury Obligations	21.0%
	100.0%		100.0%

Bennett Moderate Series		Bennett Aggressive Growth Series
Asset Allocation Fund	3.2%	Asset Allocation Fund	2.9%
Commodity Funds	19.1%	Commodity Funds	21.1%
Equity Funds	49.5%	Equity Funds	60.2%
U.S. Treasury Obligations	28.2%	U.S. Treasury Obligations	15.8%
	100.0%		100.0%

BENNETT CONSERVATIVE SERIES
CONSOLIDATED SCHEDULE OF INVESTMENTS
April 30, 2012

	Shares	Value
EXCHANGE-TRADED FUNDS — 72.4%
Asset Allocation Fund — 4.7%
CurrencyShares Swiss Franc Trust*	17	$1,847
Total Asset Allocation Fund		1,847

Commodity Funds — 23.9%
ETFS Physical Palladium Shares*	23	1,550
ETFS Platinum Trust*	1	155
PowerShares DB Base Metal Fund*	46	927
ProShares Ultra Gold*	42	3,680
ProShares Ultra Silver*	60	2,996
Total Commodity Funds		9,308

Equity Funds — 43.8%
Global X FTSE Colombia 20 ETF	53	1,196
iShares MSCI All Peru Capped Index Fund	42	1,930
iShares MSCI Australia Index Fund	125	2,980
iShares MSCI Brazil Index Fund	42	2,531
iShares MSCI Hong Kong Index Fund	55	965
iShares MSCI Malaysia Index Fund	60	871
iShares MSCI Singapore Index Fund	70	911
iShares MSCI South Africa Index Fund	14	961
iShares MSCI South Korea Index Fund	14	829
iShares MSCI Thailand Index Fund.	10	754
iShares MSCI Turkey Index Fund	19	984
Market Vectors Egypt Index ETF	14	181
Market Vectors Vietnam ETF	50	1,044
PowerShares India Portfolio	54	963
Total Equity Funds		17,100
TOTAL EXCHANGE-TRADED FUNDS
(Cost $29,637)		28,255
CLOSED-END INVESTMENT COMPANY — 3.1%
Equity Funds — 3.1%
Aberdeen Indonesia Fund, Inc. (The)	95	1,226
TOTAL CLOSED-END INVESTMENT COMPANY
(Cost $1,234)		1,226
OPEN-END FUND — 6.2%
Equity Funds — 6.2%
Dreyfus Greater China Fund	74	2,423
TOTAL OPEN-END FUND		2,423
(Cost $2,500)

	Par
U.S. TREASURY OBLIGATIONS — 49.1%
U.S. Treasury STRIPS
1.587%, 2/15/19	$3,000	2,739
1.755%, 2/15/20	3,000	2,658
2.189%, 2/15/21	3,000	2,546
2.506%, 2/15/22	3,000	2,450
2.772%, 2/15/23	4,000	3,132
3.000%, 2/15/24	4,000	2,998
3.703%, 2/15/27	4,000	2,629
TOTAL U.S. TREASURY OBLIGATIONS
(Cost $18,972)		$19,152

BENNETT CONSERVATIVE SERIES
CONTINUED

	Shares	Value
SHORT-TERM INVESTMENTS — 26.1%
Money Market Funds — 26.1%
Dreyfus Treasury Prime Cash Management	10,183	$10,183
TOTAL SHORT-TERM INVESTMENTS
(Cost $10,183)		10,183
TOTAL INVESTMENTS — 156.9%
(Cost $62,526)		61,239
Liabilities in Excess of Other Assets - (56.9)%		(22,209)
NET ASSETS - 100.0%		$39,030

*  Non-Income Producing
ETF — Exchange-Traded Fund
STRIP   —     Separate Trading of Registered Interest and Principal Securities

Summary of inputs used to value the Series’ investments as of April 30, 2012 is as follows (See Security Valuation Note):

	Valuation Inputs
	Investment in Securities (Market Value)
	Level 1	Level 2	Level 3	Total
Exchange-Traded Funds
Asset Allocation Fund	$1,847	$—	$—	$1,847
Commodity Funds	9,308	—	—	9,308
Equity Funds	17,100	—	—	17,100
Closed-End Investment Company
Equity Funds	1,226	—	—	1,226
Open-End Fund
Equity Funds	2,423	—	—	2,423
Short-Term Investments
Money Market Funds	10,183	—	—	10,183
U.S. Treasury Obligations
U.S. Treasury STRIPS	—	19,152	—	19,152
. . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . .
TOTAL	$42,087	$19,152	$—	$61,239

See accompanying Notes to Consolidated Financial Statements.

BENNETT MODERATE SERIES
CONSOLIDATED SCHEDULE OF INVESTMENTS (LIQUIDATION BASIS)
April 30, 2012

	Shares	Value
EXCHANGE-TRADED FUNDS — 80.1%
Asset Allocation Fund — 4.0%
CurrencyShares Swiss Franc Trust*	15	$1,629
Total Asset Allocation Fund		1,629
Commodity Funds — 24.0%
ETFS Physical Palladium Shares*	30	2,022
ETFS Platinum Trust*	1	155
PowerShares DB Base Metal Fund*	46	928
ProShares Ultra Gold*	42	3,680
ProShares Ultra Silver*	60	2,996
Total Commodity Funds		9,781
Equity Funds — 52.1%
Global X FTSE Colombia 20 ETF	61	1,377
iShares MSCI All Peru Capped Index Fund	58	2,666
iShares MSCI Australia Index Fund	154	3,671
iShares MSCI Brazil Index Fund	44	2,652
iShares MSCI Hong Kong Index Fund	69	1,211
iShares MSCI Malaysia Index Fund	70	1,016
iShares MSCI Singapore Index Fund	84	1,093
iShares MSCI South Africa Index Fund	17	1,166
iShares MSCI South Korea Index Fund	18	1,066
iShares MSCI Thailand Index Fund	15	1,131
iShares MSCI Turkey Index Fund	25	1,295
Market Vectors Egypt Index ETF	28	362
Market Vectors Vietnam ETF	63	1,315
PowerShares India Portfolio	67	1,195
Total Equity Funds		21,216
TOTAL EXCHANGE-TRADED FUNDS
(Cost $34,032)		32,626
CLOSED-END INVESTMENT COMPANY — 4.0%
Equity Funds — 4.0%
Aberdeen Indonesia Fund, Inc. (The)	127	1,638
TOTAL CLOSED-END INVESTMENT COMPANY
(Cost $1,645)		1,638
OPEN-END FUND — 6.0%
Equity Funds — 6.0%
Dreyfus Greater China Fund	74	2,423
TOTAL OPEN-END FUND
(Cost $2,500)		2,423
	Par
U.S. TREASURY OBLIGATIONS — 35.4%
U.S. Treasury STRIPS
2.348%, 2/15/21	$3,000	2,546
2.506%, 2/15/22	3,000	2,450
2.772%, 2/15/23	4,000	3,132
3.000%, 2/15/24	4,000	2,998
3.703%, 2/15/27	5,000	3,287

TOTAL U.S. TREASURY OBLIGATIONS
(Cost $14,244)		14,413

BENNETT MODERATE SERIES
CONTINUED

	Shares	Value
SHORT-TERM INVESTMENTS — 29.0%
Money Market Funds — 29.0%
Dreyfus Treasury Prime Cash Management	11,792	$11,792
TOTAL SHORT-TERM INVESTMENTS
(Cost $11,792)		11,792

TOTAL INVESTMENTS — 154.5%
(Cost $64,213)	62,892
Liabilities in Excess of Other Assets - (54.5)%	(22,183)
. . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . .
NET ASSETS - 100.0%	$40,709

*  Non-Income Producing
ETF — Exchange-Traded Fund
STRIP   —     Separate Trading of Registered Interest and Principal Securities

Summary of inputs used to value the Series’ investments as of April 30, 2012 is as follows (See Security Valuation Note):

	Valuation Inputs
	Investment in Securities (Market Value)
	Level 1	Level 2	Level 3	Total
Exchange-Traded Funds
Asset Allocation Fund	$1,629	$—	$—	$1,629
Commodity Funds	9,781	—	—	9,781
Equity Funds	21,216	—	—	21,216
Closed-End Investment Company
Equity Funds	1,638	—	—	1,638
Open-End Fund
Equity Funds	2,423	—	—	2,423
Short-Term Investments
Money Market Funds	11,792	—	—	11,792
U.S. Treasury Obligations
U.S. Treasury STRIPS	—	14,413	—	14,413
. . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . .
TOTAL	$48,479	$14,413	$—	$62,892

See accompanying Notes to Consolidated Financial Statements.

BENNETT GROWTH SERIES
CONSOLIDATED SCHEDULE OF INVESTMENTS
April 30, 2012

	Shares	Value
EXCHANGE-TRADED FUNDS — 82.8%
Asset Allocation Fund — 3.2%
CurrencyShares Swiss Franc Trust*	14	$1,521
Total Asset Allocation Fund		1,521
Commodity Funds — 25.0%
ETFS Physical Palladium Shares*	35	2,359
ETFS Platinum Trust*	1	155
PowerShares DB Base Metal Fund*	46	927
ProShares Ultra Gold*	53	4,644
ProShares Ultra Silver*	78	3,894
Total Commodity Funds		11,979

Equity Funds — 54.6%
Global X FTSE Colombia 20 ETF	57	1,287
iShares MSCI All Peru Capped Index Fund	88	4,044
iShares MSCI Australia Index Fund	154	3,671
iShares MSCI Brazil Index Fund	54	3,254
iShares MSCI Hong Kong Index Fund	69	1,211
iShares MSCI Malaysia Index Fund	117	1,698
iShares MSCI Singapore Index Fund	134	1,743
iShares MSCI South Africa Index Fund	18	1,235
iShares MSCI South Korea Index Fund	28	1,659
iShares MSCI Thailand Index Fund	24	1,811
iShares MSCI Turkey Index Fund	32	1,657
Market Vectors Egypt Index ETF	28	362
Market Vectors Vietnam ETF	63	1,315
PowerShares India Portfolio	67	1,195
Total Equity Funds		26,142
TOTAL EXCHANGE-TRADED FUNDS
(Cost $41,184)		39,642
CLOSED-END INVESTMENT COMPANY — 3.5%
Equity Funds — 3.5%
Aberdeen Indonesia Fund, Inc. (The)	129	1,664
TOTAL CLOSED-END INVESTMENT COMPANY
(Cost $1,670)		1,664
OPEN-END FUND — 5.1%
Equity Funds — 5.1%
Dreyfus Greater China Fund	74	2,424
TOTAL OPEN-END FUND
(Cost $2,500)		2,424

	Par
U.S. TREASURY OBLIGATIONS — 24.2%
U.S. Treasury STRIPS
2.772%, 2/15/23	$5,000	3,915
3.000%, 2/15/24	5,000	3,747
3.703%, 2/15/27	6,000	3,944
TOTAL U.S. TREASURY OBLIGATIONS
(Cost $11,447)		11,606

BENNETT GROWTH SERIES
CONTINUED

	Shares	Value
SHORT-TERM INVESTMENTS — 32.2%
Money Market Funds — 32.2%
Dreyfus Treasury Prime Cash Management	15,391	$15,391
TOTAL SHORT-TERM INVESTMENTS
(Cost $15,391)		15,391
TOTAL INVESTMENTS — 147.8%
(Cost $72,192)		70,727
Liabilities in Excess of Other Assets - (47.8)%		(22,889)
NET ASSETS - 100.0%		$47,838

*  Non-Income Producing
ETF — Exchange-Traded Fund
STRIP   —     Separate Trading of Registered Interest and Principal Securities

Summary of inputs used to value the Series’ investments as of April 30, 2012 is as follows (See Security Valuation Note):

	Valuation Inputs
	Investment in Securities (Market Value)
	Level 1	Level 2	Level 3	Total
Exchange-Traded Funds
Asset Allocation Fund	$1,521	$—	$—	$1,521
Commodity Funds	11,979	—	—	11,979
Equity Funds	26,142	—	—	26,142
Closed-End Investment Company
Equity Funds	1,664	—	—	1,664
Open-End Fund
Equity Funds	2,424	—	—	2,424
Short-Term Investments
Money Market Funds	15,391	—	—	15,391
U.S. Treasury Obligations
U.S. Treasury STRIPS	—	11,606	—	11,606

TOTAL	$59,121	$11,606	$—	$70,727

See accompanying Notes to Consolidated Financial Statements.

BENNETT AGGRESSIVE GROWTH SERIES
CONSOLIDATED SCHEDULE OF INVESTMENTS (LIQUIDATION BASIS)
April 30, 2012

	Shares	Value
EXCHANGE-TRADED FUNDS — 90.4%
Asset Allocation Fund — 3.5%
CurrencyShares Swiss Franc Trust*	13	$1,412
Total Asset Allocation Fund		1,412

Commodity Funds — 25.5%
ETFS Physical Palladium Shares*	38	2,562
ETFS Platinum Trust*	1	155
PowerShares DB Base Metal Fund*	46	927
ProShares Ultra Gold*	42	3,680
ProShares Ultra Silver*	60	2,996
Total Commodity Funds		10,320

Equity Funds — 61.4%
Global X FTSE Colombia 20 ETF	86	1,941
iShares MSCI All Peru Capped Index Fund	66	3,033
iShares MSCI Australia Index Fund	154	3,671
iShares MSCI Brazil Index Fund	51	3,073
iShares MSCI Hong Kong Index Fund	83	1,457
iShares MSCI Malaysia Index Fund	83	1,204
iShares MSCI Singapore Index Fund	96	1,249
iShares MSCI South Africa Index Fund	26	1,784
iShares MSCI South Korea Index Fund	20	1,185
iShares MSCI Thailand Index Fund	17	1,282
iShares MSCI Turkey Index Fund	30	1,554
Market Vectors Egypt Index ETF	28	362
Market Vectors Vietnam ETF	85	1,774
PowerShares India Portfolio	75	1,338
Total Equity Funds		24,907
TOTAL EXCHANGE-TRADED FUNDS
(Cost $38,022)		36,639
CLOSED-END INVESTMENT COMPANY — 4.9%
Equity Funds — 4.9%
Aberdeen Indonesia Fund, Inc. (The)	156	2,012
TOTAL CLOSED-END INVESTMENT COMPANY
(Cost $2,016)		2,012
OPEN-END FUND — 6.0%
Equity Funds — 6.0%
Dreyfus Greater China Fund	74	2,424
TOTAL OPEN-END FUND
(Cost $2,500)		2,424

	Par
U.S. TREASURY OBLIGATIONS — 19.0%
U.S. Treasury STRIPS
3.000%, 2/15/24	$5,000	3,747
3.703%, 2/15/27	6,000	3,944
TOTAL U.S. TREASURY OBLIGATIONS
(Cost $7,589)		7,691

BENNETT AGGRESSIVE GROWTH SERIES
CONTINUED

	Shares	Value
SHORT-TERM INVESTMENTS — 34.4%
Money Market Funds — 34.4%
Dreyfus Treasury Prime Cash Management	13,970	$13,970
TOTAL SHORT-TERM INVESTMENTS
(Cost $13,970)		13,970
TOTAL INVESTMENTS — 154.7%
(Cost $64,097)		62,736
Liabilities in Excess of Other Assets - (54.7)%		(22,189)
NET ASSETS - 100.0%		$40,547

*  Non-Income Producing
ETF — Exchange-Traded Fund
STRIP —  Separate Trading of Registered Interest and Principal Securities

Summary of inputs used to value the Series’ investments as of April 30, 2012 is as follows (See Security Valuation Note):

	Valuation Inputs
	Investment in Securities (Market Value)
	Level 1	Level 2	Level 3	Total
Exchange-Traded Funds
Asset Allocation Fund	$1,412	$—	$—	$1,412
Commodity Funds	10,320	—	—	10,320
Equity Funds	24,907	—	—	24,907
Closed-End Investment Company
Equity Funds	2,012	—	—	2,012
Open-End Fund
Equity Funds	2,424	—	—	2,424
Short-Term Investments
Money Market Funds	13,970	—	—	13,970
U.S. Treasury Obligations
U.S. Treasury STRIPS	—	7,691	—	7,691
. . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . .
TOTAL	$55,045	$7,691	$—	$62,736

See accompanying Notes to Consolidated Financial Statements.

BENNETT GROUP MASTER FUNDS
CONSOLIDATED STATEMENTS OF ASSETS AND LIABILITIES
April 30, 2012

				Bennett Aggressive Growth Series(1)
	Bennett Conservative Series	Bennett Moderate Series(1)	Bennett Growth Series

Assets:
Investments, at value	$61,239	$62,892	$70,727	$62,736
Cash	479	479	480	465
Total assets	61,718	63,371	71,207	63,201

Liabilities:
Payables:
Advisory fees	6	6	8	6
Accounting fees	5,739	5,737	5,739	5,738
Audit Fees	14,863	14,842	15,461	14,834
Legal Fees	1,354	1,352	1,409	1,352
Other	726	725	752	724
Total liabilities	22,688	22,662	23,369	22,654
Net Assets	$39,030	$40,709	$47,838	$40,547

Total investments, at cost	$62,526	$64,213	$72,192	$64,097
____________________
(1)   Liquidation basis.

See accompanying Notes to Consolidated Financial Statements.

BENNETT GROUP MASTER FUNDS
CONSOLIDATED STATEMENTS OF OPERATIONS
FOR THE PERIOD ENDED JUNE 1, 2011(a)  TO APRIL 30, 2012

				Bennett
	Bennett	Bennett	Bennett	Aggressive
	Conservative	Moderate	Growth	Growth
	Series	Series(1)	Series	Series(1)
Investment Income
Dividends	$5	$6	$8	$10
Interest	124	107	95	67
Total Investment Income	129	113	103	77
Expenses
Advisory fees	67	67	70	67
Accounting fees	26,275	26,270	26,276	26,276
Audit fees	14,863	14,842	15,461	14,834
Legal fees	5,371	5,357	5,412	5,347
Custody fees	203	190	188	183
Trustees’ fees	7,716	7,711	7,734	7,710
Reports to shareholders	976	975	1,003	974
Miscellaneous expenses	388	388	388	388
Total Expenses	55,859	55,800	56,532	55,779
Net Expenses	55,859	55,800	56,532	55,779
Net Investment Loss	(55,730)	(55,687)	(56,429)	(55,702)
Net Realized and Unrealized Gain (Loss)
Realized Gain (Loss) on:
Investments	(9,808)	(10,128)	(10,084)	(10,217)
Change in Unrealized Appreciation (Depreciation)
of:
Investments	(1,287)	(1,321)	(1,465)	(1,361)
Net Realized and Unrealized Loss	(11,095)	(11,449)	(11,549)	(11,578)
Net Decrease in Net Assets Resulting from
Operations	$(66,825)	$(67,136)	$(67,978)	$(67,280)
________
(a) Commencement of Operations.
(1) Liquidation basis.

See accompanying Notes to Consolidated Financial Statements.

BENNETT GROUP MASTER FUNDS
CONSOLIDATED STATEMENTS OF CHANGES IN NET ASSETS
				Bennett Aggressive Growth Series(1)
	Bennett Conservative Series	Bennett Moderate Series(1)	Bennett Growth Series

	For the Period	For the Period	For the Period	For the Period
	June 1,	June 1,	June 1,	June 1,
	2011(a) to	2011(a) to	2011(a) to	2011(a) to
	April 30,	April 30,	April 30,	April 30,
	2012	2012	2012	2012
Increase (Decrease) in Net Assets
Operations:
Net investment loss	$(55,730)	$(55,687)	$(56,429)	$(55,702)
Net realized loss on investments	(9,808)	(10,128)	(10,084)	(10,217)
Change in unrealized appreciation
(depreciation) of investments	(1,287)	(1,321)	(1,465)	(1,361)
Net decrease in net assets resulting from
operations	(66,825)	(67,136)	(67,978)	(67,280)
Transactions in Interest:
Contributions	105,855	107,845	115,816	107,827
Net increase in net assets from
transactions in interest	105,855	107,845	115,816	107,827
Net increase in net assets	39,030	40,709	47,838	40,547
Net Assets:
Beginning of period	—	—	—	—

End of period	$39,030	$40,709	$47,838	$40,547
_____________________
(a)	Commencement of Operations.
(1)	Liquidation basis.

See accompanying Notes to Consolidated Financial Statements.

BENNETT GROUP MASTER FUNDS
CONSOLIDATED FINANCIAL HIGHLIGHTS
(for a share outstanding throughout each period)

	Bennett Conservative Series	Bennett Moderate Series(1)	Bennett Growth Series	Bennett Aggressive Growth Series(1)
	For the Period	For the Period	For the Period	For the Period
	June 1,	June 1,	June 1,	June 1,
	2011(a) to	2011(a) to	2011(a) to	2011(a) to
	April 30,	April 30,	April 30,	April 30,
	2012	2012	2012	2012
Total Return(A)	(94.16)%	(94.32)%	(94.08)%	(94.32)%
. . . . . . . . . . . . . . .
Net Assets, End of Period (thousands)	$39	$41	$48	$41
Ratios to average net assets:
Ratio of Expenses(B)(C)	208.35%	208.42%	202.70%	208.45%
Ratio of Net Investment Income(B)(C)	(207.87)%	(208.00)%	(202.33)%	(208.16)%
Portfolio Turnover Rate(A)	261%	284%	282%	307%

See page 1 for the Definitions of Abbreviations and Footnotes.

(a)	Commencement of Operations.
(1)	Liquidation basis.
(A)	Non-Annualized
(B)	Annualized
(C)	Because of commencement of operations and related preliminary transaction costs, these ratios are not necessarily indicative of future ratios.

See accompanying Notes to Consolidated Financial Statements.

BENNETT GROUP MASTER FUNDS

NOTES TO THE CONSOLIDATED FINANCIAL STATEMENTS

A. Organization:

The Bennett Conservative Series, Bennett Moderate Series, Bennett Growth Series and Bennett Aggressive Growth  Series (the “Series”) each are a series of the Bennett Group Master Funds (the “Trust”). The Trust is an open-end investment management company established under Delaware law as a statutory trust on September 15, 2010 and registered under the Investment Company Act of 1940, as amended (the “1940 Act”). The Agreement and Declaration  of Trust permits the Trust to offer  separate series (“funds”) of beneficial  interest (“shares”). The Trust reserves the right  to create and issue shares of additional funds. Each Series’ portfolio of assets is “non-diversified” as defined  by the 1940 Act.

The Series are separate mutual  funds, and each share of each Series represents an equal proportionate interest in the Series. The Series are funds of funds that invest their assets in a diversified group of unaffiliated mutual funds and exchange-traded funds (the “Underlying Funds”). These Underlying Funds represent a wide variety of asset classes and may invest across various countries, regions, sectors, industries, and securities. These investments may be made in both domestic and foreign markets, including emerging markets. By strategically allocating the Series’ assets among a number of asset classes and Underlying Funds, Bennett Group Financial Services, LLC (the “Adviser”) believes the Series’ overall risk and volatility may be reduced.

The Trust currently has authorized and allocated to the Series an unlimited number of shares of beneficial interest with  no par value.

The Bennett Conservative Series, Bennett Moderate Series, Bennett Growth Series and Bennett Aggressive Growth Series each wholly owns and controls a company organized under the laws of the Cayman Islands: the Bennett Conservative Cayman Series, Bennett Moderate Cayman Series, Bennett Growth  Cayman Series, and Bennett Aggressive Growth Cayman Series, (each, a “Subsidiary,” or collectively, the “Subsidiaries”), respectively. The Subsidiaries are not registered as an investment company under the Investment Company Act of 1940, as amended.

B. Basis for Consolidation:

The Subsidiaries commenced operations on June 1, 2011. The Series commenced reporting on a consolidated basis as of such commencement date in accordance with the accounting rules relating to reporting of a wholly owned subsidiary. Each Series will seek to gain exposure to commodities, commodities-related instruments, derivatives and other investments by directly investing in those instruments or through investments in a Subsidiary. Each Subsidiary participates in the same investment goal as the Series. Each Subsidiary pursues its investment goal by investing in commodities, commodities-related instruments, derivatives and other investments. Each Subsidiary (unlike the Series) may invest without limitation in these instruments. However, each Subsidiary is otherwise subject to the same fundamental, non-fundamental and certain other investment restrictions as the Series. The portion of the Series or Subsidiarys assets exposed to any particular commodity, derivative or other investment will vary based on market conditions, but from time to time some exposure could be substantial.

To the extent of each Series’ investment through a Subsidiary, the Series will be subject to the risks associated with the commodities, derivatives and other instruments in which the Subsidiary invests. By investing in a Subsidiary, the Series is indirectly exposed to the risks associated with  the Subsidiary’s investments. The derivatives and other investments held by the Subsidiaries are generally similar to those that are permitted to be held by the Series and are subject to the same risks that apply to similar investments if held directly by the Series.

The following table shows the amount  of the Series’ investment  in its corresponding  Subsidiary:

Series	Subsidiaries	Subsidiary Total Net Assets Held at 04/30/12	Percentage of Series’ Total Net Assets at 04/30/12
Bennett Conservative Series	Bennett Conservative Cayman Series	$6,790	17.4%
Bennett Moderate Series	Bennett Moderate Cayman Series	6,790	16.7%
Bennett Growth Series	Bennett Growth Cayman Series	6,791	14.2%
Bennett Aggressive Growth Series	Bennett Aggressive Growth Cayman Series	6,775	16.7%

The accompanying consolidated  financial  statements include all assets, liabilities, revenues and expenses of each Series and its wholly  owned Subsidiary.

C. Significant  Accounting Policies:

The preparation of financial  statements in accordance with  U.S. generally accepted accounting  principles (“GAAP”) requires management to make estimates and assumptions that  affect  the reported amounts and disclosures in the financial  statements. Actual results could differ from those estimates and those differences could be material.

1. Security Valuation:   In calculating net asset value (“NAV”), each Series generally values its investment portfolio at market price. If market prices are not readily available or the Adviser reasonably believes that they are unreliable, such as in the case of a security value that has been materially affected by events occurring after the relevant market close, the Series is required  to price those securities at fair value as determined in good faith  using methods approved by the Board of Trustees of the Series. The Board has delegated  to the Adviser, subject to the Board’s continuing oversight, the implementation of the methods used to fair value a security. The Series’ determination of a security’s fair value price often involves the consideration of a number of subjective factors, and is therefore subject to the unavoidable risk that the value that a Series assigns to a security may be higher or lower than the security’s value would  be if a reliable market quotation for the security was readily available.

With  respect to any non-U.S. securities held by a Series, the Series may take factors influencing specific markets or issuers into consideration in determining the fair value of a non-U.S. security. International securities markets may be open on days when the U.S. markets are closed. In such cases, the value of any international securities owned by the Series may be significantly affected  on days when investors cannot buy or sell shares. In addition, due to the difference in times between  the close of the international markets and the time the Series prices its shares, the value the Series assigns to securities generally will not be the same as the quoted or published prices of those securities on their primary markets or exchanges. In determining fair value prices, the Series may consider the performance of securities on their primary exchanges, foreign currency appreciation/ depreciation, securities market movements in the U.S., or other relevant information as related to the securities.

The Financial Accounting Standards Board’s (“FASB”) “Fair Value Measurements and Disclosures” defines fair value as the price that a fund would receive to sell an asset or pay to transfer a liability in an orderly transaction between  market  participants at the measurement  date. It establishes and requires disclosure of a fair value hierarchy, separately for each major category of assets and liabilities, which segregates fair value measurements into levels (Levels 1, 2, and 3). Categorizations of fair value measurements, and the criteria used to determine each categorization, are as follows:

●	Level 1 – quoted prices in active markets for identical securities, which include:

Equity securities, including restricted securities, for which market quotations are readily available, that are valued at the last reported sale price or official closing price as reported by an independent pricing service on the primary market or exchange on which they are traded; and

Investments in open-end mutual funds, which are valued at their closing net asset value each business day.

●	Level 2 – prices determined using other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.), which include:

Equity securities for which there were no sales or closing prices for that day, that are valued at the last quoted bid price or that may be valued using the last available price;

Foreign equity securities for which a Significant Event has occurred and a fair value price is provided by IDC;

Debt securities, including restricted securities that are valued based on evaluated quotations received from independent pricing services or from dealers who make markets in such securities. For corporate bonds, pricing services that utilize matrix pricing which considers yield or price of bonds of comparable quality, coupon, maturity and type as well as dealer supplied prices; and

Short-term securities with remaining maturities of sixty days or less for which quotations are not readily available and are valued at amortized cost.

●	Level 3 – prices determined using significant unobservable inputs (including the Series’ own assumptions in determining the fair value of investments), which include:

Restricted equity securities and private placements where observable inputs are limited, assumptions about market activity and risk are used.

Valuation levels are not necessarily an indication of the risk associated with  investing in those securities and changes in valuation techniques may result in transfers in or out of an assigned level within the disclosure hierarchy. For fair valuations using significant unobservable inputs, a reconciliation of the beginning to ending balances for reported market values that presents changes attributable to total  realized and unrealized gains or losses, purchases and sales, and transfers in/out  of the Level 3 category during the period is required.  A fair value hierarchy has been included in the Schedules of Investments.  The Funds did not have any fair valuations using significant unobservable inputs at April 30, 2012.

The Funds did not have any transfers between  Level 1 and Level 2 or between  Level 2 and Level 3 during the year ended April 30, 2012.

Exchange-Traded Funds:  The Series invest in exchange-traded funds (“ETFs”). ETFs are exchange-traded interests in an investment  fund that may hold a variety of assets, such as stocks, bonds or commodities.  Most ETF portfolios are designed to replicate or track the composition and/or performance of a particular benchmark or index. The performance of an ETF will not necessarily track the performance of the underlying assets exactly due to transaction  and other  expenses, including fees payable to service providers, which are borne by the investment  fund. Examples of such products include S&P Depositary Receipts (“SPDRs”), including SPDR Gold Shares, World Equity Benchmark Series (“WEBs”), NASDAQ 100 tracking shares (“QQQs”), Dow Jones Industrial Average Instruments (“DIAMONDS”), and Optimized Portfolios As Listed Securities (“OPALS”). Investments in ETFs involve the same risks associated with a direct investment in the underlying assets. There can be no assurance that  the trading price of ETFs will  equal the underlying value of the basket of assets held by the investment fund. ETFs are subject to the following risks that do not apply to other funds: (i) the market price of the ETF’s shares may trade at a discount to their net asset value; (ii) an active trading market for an ETF’s shares may not develop or be maintained; or (iii) trading of an ETF’s shares may be halted  if the listing  exchange’s officials deem such action appropriate, the shares are delisted from  the exchange, or the activation of market-wide “circuit breakers” (which are tied to large decreases in stock prices) halts stock trading generally. Investments in ETFs may constitute investments in other investment  companies and, therefore, the Funds, the Series and Underlying Funds may be subject to the same investment restrictions with respect to ETFs as with other investment companies.

2. Investment Transactions, Investment Income and Expenses:  Security transactions are accounted for as of the trade date for financial reporting purposes. Costs used in determining realized gains and losses on the sale of investment securities are on the basis of identified cost. Dividend income is recorded on the ex-dividend date. Interest income is recorded on an accrual basis. Expenses attributable to a specific Series shall be payable solely out of the assets of that Series. Expenses not attributable to a specific Series are allocated across all of the Series on the basis of their relative net assets.

3. Dividends and Distributions:  The Series do not expect to make distributions of their ordinary income and net realized capital gains, except as may be determined by the Board of Trustees of the Trust.

D. Investment Advisory Agreement and Other Related Party Transactions:

1. Investment Adviser:  The Trust, on behalf of the Series, has entered into an investment advisory agreement (the “Advisory Agreement”) with the Adviser dated March 1, 2011. Under the terms of the Advisory Agreement, the Adviser is responsible for the management of the Series’ assets. Each Series pays the Adviser an investment management fee for its services at an annual rate of 0.25%, as a percentage of each Series’ average daily net assets.

To the extent a Series invests its assets in its corresponding Subsidiary for which the Adviser receives a separate investment  advisory fee, the Adviser shall not collect the portion of the advisory fee that  the Adviser would otherwise be entitled to collect from the Series in an amount equal to 100% of the advisory fee that the Adviser receives from such Subsidiary.

2. Trustees and Officers Fees:  Certain Members and Officers of the Adviser are also Trustees and Officers of the Trust. Only the Trust’s Independent Trustees receive compensation  from  the Trust. Each Independent Trustee receives $10,000 from the Trust annually.

3. Other Service Providers:  On behalf of the Series, the Trust has entered into an Administration and Accounting Service Agreement with  BNY Mellon  Investment Servicing (US) Inc., to provide administrative and fund accounting services and to act as Transfer and Shareholder Services Agent under a Transfer Agency Service Agreement. The Trust has also entered into a Custody Services Agreement with The Bank of New York Mellon, to serve as Custodian and an Underwriting Agreement with Foreside Fund Services, LLC, to serve as the principal underwriter and distributor for the Trust.

E. Purchases and Sales of Securities:

For the period ended April 30, 2012, the Series made the following purchases and sales of investment securities, other than short-term investments and U.S. government securities:

	Purchases	Sales
Bennett Conservative Series	$123,992	$80,813
Bennett Moderate Series	133,830	85,527
Bennett Growth Series	141,854	85,916
Bennett Aggressive Growth Series	140,566	87,812

For the period ended April 30, 2012, the Series made the following purchases and sales of long-term U.S. government securities:

	Purchases	Sales
Bennett Conservative Series	$18,848	$—
Bennett Moderate Series	14,137	—
Bennett Growth Series	11,351	—
Bennett Aggressive Growth Series	7,522	—

F. Federal Income Taxes:

The Series will not be subject to U.S. federal income tax because the Series are classified as partnerships for federal  income tax purposes. An investor in a Series will  report  separately on its own income tax return,  its distributive share of a Series’ income, gains, losses, deductions,  and credits (including foreign tax credits for creditable  foreign taxes imposed on a Series).

“Accounting for Uncertainty in Income Taxes” sets forth a minimum threshold for financial statement recognition of the benefit of a tax position  taken or expected to be in a tax return.  Management has analyzed the Series’ tax position and has concluded that no provision for income tax is required in the Series’ financial statements. The Series are not aware of any tax position for which it is reasonably possible that the total amounts of unrecognized tax benefits will significantly change in the next twelve months.

G. Indemnifications; Contractual Obligations:

Under the Trust’s organizational documents, its officers and Trustees are indemnified against certain liabilities arising out of the performance of the duties to the Series.

In the normal course of business, the Series enter into contracts that contain a variety of representations and warranties that provide general indemnification. The Series’ maximum exposure under these arrangements is unknown, as this would  involve future claims that may be made against the Series and/or its affiliates that have not yet occurred. However, based on experience, the Series expect the risk of loss to be remote.

H. New Accounting Pronouncements:

In May 2011, the FASB issued “Amendments to Achieve Common Fair Value Measurement  and Disclosure Requirements in U.S. GAAP and International Financial Reporting Standards (“IFRSs”),” together (the “Standard”). The Standard includes common requirements for measurement  of and disclosure about  fair value between U.S. GAAP and IFRS. The Standard will require reporting entities to disclose quantitative information about the unobservable inputs used in the fair value measurements categorized within Level 3 of the fair value hierarchy. In addition, the Standard will require reporting entities to make disclosures about amounts and reasons for all transfers in and out of Level 1 and Level 2 fair value measurements. The new and revised disclosures are effective for interim and annual reporting periods beginning after December 15, 2011. Management is currently evaluating the impact the new Standard will have on its financial  statement  disclosures.

I. Subsequent Event Evaluations:

Management has evaluated the impact of all subsequent events on the Series and has determined that the following subsequent event requires recognition or disclosure in the financial  statements.

On May 15, 2012, the Board of Trustees (the “Board”) of Bennett Group of Funds and Bennett Group Master Funds adopted  a Plan of Liquidation to cease operations  of the Bennett Moderate Fund, Bennett Aggressive Growth  Fund, Bennett Moderate Series and Bennett Aggressive Growth  Series (each, a “Liquidating Fund”). Prior to May 30, 2012, all of the assets of the Liquidating Funds will be liquidated completely,  each investor’s shares will be redeemed at net asset value on the date of liquidation, and the Liquidating Funds will then be terminated. In connection with liquidation, the Liquidating Funds adopted the liquidation basis of accounting, which among other things, requires the Liquidating Funds to record assets and liabilities at their net realizable value and to provide estimated costs of liquidating the Liquidating Funds to the extent that they are reasonably determinable.

Effective May 15, 2012, the Liquidating Funds no longer  accepted orders from  new investors or existing shareholders to purchase shares.

REPORT OF INDEPENDENT  REGISTERED PUBLIC ACCOUNTING FIRM

To the Board of Trustees and Shareholders of
Bennett Conservative Series, Bennett Moderate Series, Bennett Growth Series and Bennett Aggressive Growth Series of the Bennett Group Master Funds:

We have audited the accompanying consolidated statements of assets and liabilities, including the consolidated schedules of investments, of Bennett  Conservative Series, Bennett  Moderate Series (in liquidation), Bennett Growth Series and Bennett Aggressive Growth Series (in liquidation) (four of the series constituting the Bennett Group Master Funds) (the “Funds”) as of April 30, 2012, and the related consolidated statements of operations, the consolidated statements of changes in net assets, and the consolidated financial highlights for the period June 1, 2011 (commencement of operations) through April 30, 2012. These financial statements and financial highlights are the responsibility of the Funds’ management.  Our responsibility is to express an opinion on these financial  statements and financial  highlights based on our audits.

We conducted our audits in accordance with  the standards of the Public Company Accounting Oversight Board (United States). Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial  statements and financial  highlights are free of material  misstatement.   We were not engaged to perform an audit of the Funds’ internal control  over financial reporting. Our audits included consideration of internal control  over financial  reporting as a basis for designing  audit  procedures that  are appropriate in the circumstances, but not for the purpose of expressing an opinion on the effectiveness of the Funds’ internal control over financial reporting. Accordingly, we express no such opinion. An audit also includes examining,  on a test basis, evidence supporting the amounts and disclosures in the financial  statements and financial highlights, assessing the accounting principles used and significant estimates made by management, as well as evaluating the overall financial  statement  presentation. Our procedures included  confirmation of securities owned as of April 30, 2012, by correspondence with the custodian. We believe that our audits provide a reasonable basis for our opinion.

As discussed in Note I to the Financial Statements, the Board of Trustees has approved the liquidation of the Bennett  Moderate Series and Bennett  Aggressive Growth  Series effective  May 15, 2012. As a result, the basis of accounting for the Bennett Moderate Series’ and Bennett Aggressive Growth Series’ financial statements has changed from a going concern to the liquidation basis of accounting.

In our opinion, the financial statements and financial highlights referred to above present fairly, in all material respects, the consolidated financial position of the above listed Funds at April 30, 2012, the consolidated results of their operations, the consolidated changes in their net assets, and their consolidated financial highlights for the period June 1, 2011 (commencement of operations) through April 30, 2012, in conformity with U.S. generally accepted accounting principles and with respect to the Bennett Moderate Series and Bennett Aggressive Growth Series presented on the basis as described in the preceding paragraph.

Philadelphia,  Pennsylvania
June 28, 2012

FUND MANAGEMENT

(Unaudited)

Trustees/Officers

The business and affairs of the Trusts are managed under the direction of their Boards. Each Trust’s Trust- ees and principal officers are noted in the table below along with  their ages and their business experience for the past five years. The Trustees serve for indefinite terms until their resignation, death or removal. The Trusts’ officers are elected annually by the Board and serve at the Board’s pleasure.

The statements of additional information (together, SAI) of the Funds include additional information about each Trustee/Officer. You may obtain copies of the SAI and prospectus of each Fund advised by Bennett Group of Funds by calling collect (855) 606-8290 or by mailing a request to Bennett Group of Funds, 5335 Wis- consin Ave. NW, Suite 500, Washington, D.C. 20015. Prospectuses are also available at www.BennettFunds.com.

Name, Address and Age	Position(s) Held with the Trust	Lengt of Time Served	Principal Occupation(s) During Past 5 Years	Number of Portfolios in Fund Complex Overseen by Trustee or Officer	Other Directorships Held by Trustee or Officer
Interested Trustee
Dawn J. Bennett 5335 Wisconsin Ave. NW, Suite 500 Washington, D.C. 20015 Age: 48	Chairperson and President	Since 2011	Chief Executive Officer — Bennett Group Financial Services, LLC (2006-Present); formerly Senior Vice President/Investment Officer — Legg Mason Wood Walker, Inc.	8	None
Independent Trustees
Stephen W. Bosworth 5335 Wisconsin Ave. NW, Suite 500 Washington, D.C. 20015 Age: 72	Independent Trustee	Since 2011	Dean of The Fletcher School of Law and Diplomacy at Tufts University (2001-Present); U.S. Special Representative for North Korea Policy (2009-2011)	8	International Textile Group Inc.
David G. Chrencik 5335 Wisconsin Ave. NW, Suite 500 Washington, D.C. 20015 Age: 63	Independent Trustee	Since 2011	GeoGreen Biofuels, Inc., Vice President, Finance, Chief Financial Officer, Secretary and Director (May 2010- present); PricewaterhouseCoopers LLP, Partner (1972-2009)	8	Del Rey Monarch Fund (1 portfolio)
Ronald E. Toupin, Jr. 5335 Wisconsin Ave. NW, Suite 500 Washington, D.C. 20015 Age: 53	Independent Trustee	Since 2011	Self-Employed Portfolio Consultant (2010-Present). Formerly Vice President, Manager and Portfolio Manager of Nuveen Asset Management (1998-1999), Vice President of Nuveen Investment Advisory Corporation (1993-1999), Vice President and Manager of Nuveen Unit Investment Trusts (1991-1999), and Assistant Vice President and Portfolio Manager of Nuveen Unit Investment Trusts (1988-1999), each of John Nuveen & Company, Inc. (1982-1999)	8	Guggenheim Funds (51 portfolios)

The officers of the Trust not named above are:

Name, Address and Age	Position(s) Held with the Trust	Length of Time Served	Principal Occupation(s) During Past 5 Years	Number of Portfolios in Fund Complex Overseen Officer	Other Directorships Held by Officer
Tim Augustin 5335 Wisconsin Ave. NW, Suite 500 Washington, D.C. 20015 Age: 43	Treasurer and Secretary	Since 2011	Chief Operating Officer and Chief Compliance Officer, Bennett Group Financial Services, LLC (2006-Present)	8	N/A

Matthew Okolita 5335 Wisconsin Ave. NW, Suite 500 Washington, D.C. 20015 Age: 31	Chief Compliance Officer	Since 2011	Chief Compliance Officer, Bennett Group Financial Services, LLC (2011 – Present), Chief Compliance Officer and Counsel, Highland Capital Management, LP (2008 – 2011), Associate, NewStar Financial, Inc. (2006-2007)	8	N/A

VOTING PROXIES ON FUND PORTFOLIO SECURITIES

A description of the policies and procedures that the Funds and Master Series use in voting proxies relating to securities held in the portfolio is available without charge, upon request, by calling collect: (855) 606-8290. Information regarding how the Adviser votes these proxies is available from the EDGAR database on the SEC’s website at http://www.sec.gov and from  the Adviser’s website at http://www.BennettFunds.com and reflects the most recent twelve-month period ending June 30.

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BENNETT GROUP OF FUNDS PRIVACY POLICY

The Funds consider customer privacy to be a fundamental aspect of their relationships  with  shareholders and are committed to maintaining the confidentiality, integrity, security, and privacy of their current and prospective shareholders’ personal information. To accomplish this, the Funds have developed policies that are designed to protect  this confidentiality without sacrificing the needs of shareholders.

Obtaining Personal Information

As part of providing shareholders with  services, the Funds and affiliated service providers, including the Funds’ investment adviser, may obtain non-public personal information about shareholders, which may come from sources such as written account applications, electronic communications, verbal communications, transaction information, or from the shareholders brokerage  or advisory firm.

Respecting Shareholder Privacy

It is the policy of the Funds to not disclose any personal or account information provided  by shareholders or gathered by the Funds to any non-affiliated third parties, unless required or permitted by law or as necessary for such third parties to perform their agreements with respect to the Funds or assist the adviser in performance of such obligation(s). Non-affiliated companies may occasionally be used to perform certain services, such as mailing  and preparing prospectuses, reports, account statements (or other information), conducting research on shareholder satisfaction and gathering shareholder proxies. The Funds Distributor may also retain non-affiliated companies to market the Funds. These companies may have access to shareholders personal and account information, but are permitted to use this information solely to provide the specific services or as otherwise  permitted by law.

Sharing Information with Third Parties

The Funds reserve the right  to disclose or report  personal information to non-affiliated third  parties, in limited circumstances, where the Funds believe in good faith that disclosure is required under law to cooperate with regulators or law enforcement authorities, to protect their rights or property or upon reasonable request by any Fund in which a shareholder is invested. In addition, the Funds may disclose information about shareholder’s accounts to a non-affiliated third  party at the shareholder’s request or with  the consent of the shareholder.

Sharing Information with Affiliates

The Funds may share shareholder information with their affiliates in connection with servicing their shareholders’ accounts, and subject to applicable law may provide shareholders with information about products and services that the Funds or their Advisers, principal  underwriters or their affiliates (“Service Affiliates”) believe may be of interest to such shareholders. The information that the Funds share may include, for example, a shareholder’s participation in one of the Funds or in other investment programs sponsored by a Service Affiliate, a shareholders’ ownership of certain types of accounts (such as IRAs), information about the Funds’ experiences or transactions with  a shareholder, information captured on the Funds internet websites, or other data about a shareholder’s accounts, subject to applicable law. The Funds’ Service Affiliates, in turn, are not permitted to share shareholder information with  non-affiliated entities, except as required  by law.

Procedures to Safeguard Private Information

The Funds take the obligation to safeguard shareholder non-public personal information very seriously. In addition to this policy, the Funds have implemented procedures designed to restrict access to a shareholders’ non-public personal information to the internal personal that need to know the information to perform their jobs. Physical, electronic, and procedural safeguards are in place to guard a shareholder’s non-public personal information.

Investment Adviser
Bennett Group Financial Services, LLC
5335 Wisconsin Avenue NW, Suite 500
Washington,  D.C. 20015

Administrator, Fund Accountant & Transfer Agent
BNY Mellon Investment Servicing (US) Inc.
301 Bellevue Parkway
Wilmington, DE 19809

Distributor
Foreside Fund Services, LLC
Three Canal Plaza, Suite 100
Portland, ME 04101M
www.foreside.com

Custodian
The Bank of New York Mellon
One Wall Street
New York, NY 10286

Legal Counsel
Stradley Ronon Stevens & Young, LLP
2005 Market  Street, Suite 2600
Philadelphia,  PA 19103

Independent Registered Public Accounting Firm
Ernst & Young LLP
2001 Market  Street, Suite 4000
Philadelphia,  PA 19103

IMPORTANT INFORMATION

An investment in the Bennett Group of Funds is subject to risk, including the possible loss of principal. Foreign investing involves certain risks and increased volatility not associated with investing solely in the U.S. These risks include currency fluctuations, economic or financial instability, lack of timely or reliable financial information or unfavorable political or legal developments. These risks are magnified in emerging markets. Small-sized and mid-sized company investments typically involve greater risk than investing in larger, more established companies. Industry concentration risk is that any negative development affecting the industry has a greater impact than for a fund that is not over weighted in that industry. The Funds may invest in exchange-traded funds (ETFs) which are subject to additional risks that do not apply to conventional mutual funds, including the risk that the market price of an ETFs shares may trade at a discount to its net asset value (NAV). Investing in the subsidiary indirectly exposes the Funds to commodity- related investment risk. The Funds are subject to these and other risks, which are discussed in greater detail in the Funds prospectus.

This report is submitted for the general information of the shareholders of the Funds. It is not authorized for distribution to prospective investors unless preceded or accompanied by an effective prospectus, which includes information regarding the Funds’ risks, objectives, fees and expenses, experience of its management, and other information.

Item 2. Code of Ethics.

(a)
The registrant, as of the end of the period covered by this report, has adopted a code of ethics that applies to the registrant’s principal executive officer, principal financial officer, principal accounting officer or controller, or persons performing similar functions, regardless of whether these individuals are employed by the registrant or a third party.

(c)
There have been no amendments, during the period covered by this report, to a provision of the code of ethics that applies to the registrant’s principal executive officer, principal financial officer, principal accounting officer or controller, or persons performing similar functions, regardless of whether these individuals are employed by the registrant or a third party, and that relates to any element of the code of ethics description.

(d)
The registrant has not granted any waivers, including an implicit waiver, from a provision of the code of ethics that applies to the registrant’s principal executive officer, principal financial officer, principal accounting officer or controller, or persons performing similar functions, regardless of whether these individuals are employed by the registrant or a third party, that relates to one or more of the items set forth in paragraph (b) of this item’s instructions.

Item 3. Audit Committee Financial Expert.

As of the end of the period covered by the report, the registrant’s board of trustees has determined that David G. Chrencik is qualified to serve as an audit committee financial expert serving on its audit committee and that he is “independent,” as defined by Item 3 of Form N-CSR.

Item 4. Principal Accountant Fees and Services.

Audit Fees

(a)
The aggregate fees billed for each of the last two fiscal years for professional services rendered by the principal accountant for the audit of the registrant's annual financial statements or services that are normally provided by the accountant in connection with statutory and regulatory filings or engagements for those fiscal years are $24,000 for 2012 and $6,250 for 2011.

Audit-Related Fees

(b)
The aggregate fees billed in each of the last two fiscal years for assurance and related services by the principal accountant that are reasonably related to the performance of the audit of the registrant's financial statements and are not reported under paragraph (a) of this Item are $0 for 2012 and $0 for 2011.

Tax Fees

(c)
The aggregate fees billed in each of the last two fiscal years for professional services rendered by the principal accountant for tax compliance, tax advice, and tax planning are $0 for 2012 and $0 for 2011.

All Other Fees

(d)
The aggregate fees billed in each of the last two fiscal years for products and services provided by the principal accountant, other than the services reported in paragraphs (a) through (c) of this Item are $0 for 2012 and $0 for 2011.

(e)(1)
Disclose the audit committee's pre-approval policies and procedures described in paragraph (c)(7) of Rule 2-01 of Regulation S-X.

Prior to the filing of the reports on Forms N-CSR or N-Q, based on the most recent Evaluation, the principal executive officer and principal financial officer shall disclose to the Trust's independent auditors and the Audit Committee of the Board of Trustees.

          ●     All Significant Deficiencies;

          ●     Any Material Weaknesses; and

          ●     Any Fraud.

(e)(2)
The percentage of services described in each of paragraphs (b) through (d) of this Item that were approved by the audit committee pursuant to paragraph (c)(7)(i)(C) of Rule 2-01 of Regulation S-X are as follows:

(b) Not Applicable.

(c) Not Applicable.

(d) Not Applicable.

(f)
The percentage of hours expended on the principal accountant's engagement to audit the registrant's financial statements for the most recent fiscal year that were attributed to work performed by persons other than the principal accountant's full-time, permanent employees was less than fifty percent.

(g)
The aggregate non-audit fees billed by the registrant's accountant for services rendered to the registrant, and rendered to the registrant's investment adviser (not including any sub-adviser whose role is primarily portfolio management and is subcontracted with or overseen by another investment adviser), and any entity controlling, controlled by, or under common control with the adviser that provides ongoing services to the registrant for each of the last two fiscal years of the registrant was $0 for 2012 and $0 for 2011.

(h)	Not applicable.

Item 5. Audit Committee of Listed registrants.

Not applicable.

Item 6. Investments.

(a)	Schedule of Investments in securities of unaffiliated issuers as of the close of the reporting period is included as part of the report to shareholders filed under Item 1 of this form.

(b)	Not applicable.

Item 7. Disclosure of Proxy Voting Policies and Procedures for Closed-End Management Investment Companies.

Not applicable.

Item 8. Portfolio Managers of Closed-End Management Investment Companies.

Not applicable.

Item 9. Purchases of Equity Securities by Closed-End Management Investment Company and Affiliated Purchasers.

Not applicable.

Item 10. Submission of Matters to a Vote of Security Holders.

There have been no material changes to the procedures by which the shareholders may recommend nominees to the registrant’s board of directors, where those changes were implemented after the registrant last provided disclosure in response to the requirements of Item 407(c)(2)(iv) of Regulation S-K (17 CFR 229.407) (as required by Item 22(b)(15) of Schedule 14A (17 CFR 240.14a-101)), or this Item.

Item 11. Controls and Procedures.

(a)
The registrant’s principal executive and principal financial officers, or persons performing similar functions, have concluded that the registrant’s disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940, as amended (the “1940 Act”) (17 CFR 270.30a-3(c))) are effective, as of a date within 90 days of the filing date of the report that includes the disclosure required by this paragraph, based on their evaluation of these controls and procedures required by Rule 30a-3(b) under the 1940 Act (17 CFR 270.30a-3(b)) and Rules 13a-15(b) or 15d-15(b) under the Securities Exchange Act of 1934, as amended (17 CFR 240.13a-15(b) or 240.15d-15(b)).

(b)
There were no changes in the registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the 1940 Act (17 CFR 270.30a-3(d)) that occurred during the registrant’s second fiscal quarter of the period covered by this report that has materially affected, or is reasonably likely to materially affect, the registrant’s internal control over financial reporting.

Item 12. Exhibits.

(a)(1)	Code of ethics, or any amendment thereto, that is the subject of disclosure required by Item 2 is attached hereto.

(a)(2)	Certifications pursuant to Rule 30a-2(a) under the 1940 Act and Section 302 of the Sarbanes-Oxley Act of 2002 are attached hereto.

(a)(3)	Not applicable.

(b)	Certifications pursuant to Rule 30a-2(b) under the 1940 Act and Section 906 of the Sarbanes- Oxley Act of 2002 are attached hereto.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant)    Bennett Group of Funds

By (Signature and Title)*                   /s/ Dawn J. Bennett
Dawn J. Bennett, President
(principal executive officer)

Date  June 30, 2012

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By (Signature and Title)*                   /s/ Dawn J. Bennett
Dawn J. Bennett, President
(principal executive officer)

Date   June 30, 2012

By (Signature and Title)*                   /s/ Tim Augustin
Tim Augustin, Treasurer and Secretary
(principal financial officer)

Date    June 30, 2012

* Print the name and title of each signing officer under his or her signature.